Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
December 31, 2017

Dates Covered
Collections Period	12/01/17 - 12/31/17
Interest Accrual Period	12/15/17 - 01/15/18
30/360 Days	30
Actual/360 Days	32
Distribution Date	01/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/17	593,888,872.31	24,765
Yield Supplement Overcollateralization Amount 11/30/17	33,100,009.04	0
Receivables Balance 11/30/17	626,988,881.35	24,765
Principal Payments	14,907,129.54	232
Defaulted Receivables	845,875.50	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/17	31,900,905.28	0
Pool Balance at 12/31/17	579,334,971.03	24,496

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.73%
Prepayment ABS Speed	1.04%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	4,031,021.42	163
Past Due 61-90 days	943,499.87	47
Past Due 91-120 days	329,074.41	22
Past Due 121+ days	0.00	0
Total	5,303,595.70	232

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	234,531.79
Aggregate Net Losses/(Gains) - December 2017	611,343.71
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.17%
Prior Net Losses Ratio	0.60%
Second Prior Net Losses Ratio	0.78%
Third Prior Net Losses Ratio	0.32%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	26,070,073.70
Actual Overcollateralization	13,908,781.00
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	5.59%
Weighted Average Remaining Term	62.94

Flow of Funds	$ Amount

Collections	16,934,641.95
Investment Earnings on Cash Accounts	15,292.24
Servicing Fee	(522,490.73)
Transfer to Collection Account	0.00
Available Funds	16,427,443.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	856,185.70
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,639,468.01
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,908,781.00
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	16,427,443.46

Servicing Fee	522,490.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 12/15/17	580,974,439.04
Principal Paid	15,548,249.01
Note Balance @ 01/16/18	565,426,190.03

Class A-1
Note Balance @ 12/15/17	38,294,439.04
Principal Paid	15,548,249.01
Note Balance @ 01/16/18	22,746,190.03
Note Factor @ 01/16/18	19.2764322%

Class A-2a
Note Balance @ 12/15/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	125,000,000.00
Note Factor @ 01/16/18	100.0000000%

Class A-2b
Note Balance @ 12/15/17	125,000,000.00
Principal Paid	0.0000000%
Note Balance @ 01/16/18	125,000,000.00
Note Factor @ 01/16/18	100.0000000%

Class A-3
Note Balance @ 12/15/17	229,000,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	229,000,000.00
Note Factor @ 01/16/18	100.0000000%

Class A-4
Note Balance @ 12/15/17	52,030,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	52,030,000.00
Note Factor @ 01/16/18	100.0000000%

Class B
Note Balance @ 12/15/17	11,650,000.00
Principal Paid	0.00
Note Balance @ 01/16/18	11,650,000.00
Note Factor @ 01/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	879,194.45
Total Principal Paid	15,548,249.01
Total Paid	16,427,443.46

Class A-1
Coupon	1.28000%
Interest Paid	43,570.56
Principal Paid	15,548,249.01
Total Paid to A-1 Holders	15,591,819.57

Class A-2a
Coupon	1.61000%
Interest Paid	167,708.33
Principal Paid	0.00
Total Paid to A-2a Holders	167,708.33

Class A-2b
One-Month Libor	1.47703%
Coupon	1.57703%
Interest Paid	175,225.56
Principal Paid	0.00
Total Paid to A-2b Holders	175,225.56

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3307417
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5337062
Total Distribution Amount	24.8644479

A-1 Interest Distribution Amount	0.3692420
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	131.7648221
Total A-1 Distribution Amount	132.1340641

A-2a Interest Distribution Amount	1.3416666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.3416666

A-2b Interest Distribution Amount	1.4018045
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.4018045

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	105.44
Noteholders' Principal Distributable Amount	894.56

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/17	1,664,191.04
Investment Earnings	1,489.00
Investment Earnings Paid	(1,489.00)
Deposit/(Withdrawal)	-
Balance as of 01/16/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04